Loans - Composition of Net Loans (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 430,268,000	$ 391,495,000
Unearned income	(686,000)	(535,000)
Allowance for loan losses	(6,473,703)	(6,542,326)	$ (8,077,757)	$ (6,954,269)
Loans, net	423,108,391	384,417,508
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	341,163,000	325,612,000
Total Gross Loans	341,163,000	325,612,000
Allowance for loan losses	(5,238,895)	(5,202,151)	(4,706,011)	(4,629,559)
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	33,133,000	43,233,000
Total Gross Loans	33,133,000	43,233,000
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	23,293,000	26,463,000
Total Gross Loans	23,293,000	26,463,000
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	104,046,000	104,170,000
Total Gross Loans	104,046,000	104,170,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	180,691,000	151,746,000
Total Gross Loans	180,691,000	151,746,000
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	62,480,000	39,368,000
Total Gross Loans	62,480,000	39,368,000
Allowance for loan losses	(643,248)	(873,815)	(2,767,409)	(1,554,698)
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	61,425,000	38,333,000
Total Gross Loans	61,425,000	38,333,000
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	1,055,000	1,035,000
Total Gross Loans	1,055,000	1,035,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	26,625,000	26,515,000
Total Gross Loans	26,625,000	26,515,000
Allowance for loan losses	(591,560)	(466,360)	$ (604,337)	$ (770,012)
Consumer Portfolio Segment [Member] | Credit Card Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	1,061,000	1,075,000
Total Gross Loans	1,061,000	1,075,000
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	25,564,000	25,440,000
Total Gross Loans	$ 25,564,000	$ 25,440,000